SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2003

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


03-10	  CEE      1000      13.6500      16.35  	   	Weeden & Co
03-11   " "      2000      13.7300      16.24             " "
03-12	  " "      1500      13.7000      16.07		    " "
03-13   " "      1300      13.6000      16.19		    " "
03-14   " "      1000      13.5500      16.06		    " "
03-17   " "      2000      13.4585      15.69		    " "
03-26   " "      2000      13.4640      16.04		    " "
03-27   " "      1100      13.4200      15.97		    " "
03-28   " "       400      13.4450      16.01		    " "
03-31   " "      2400      13.4183      15.81		    " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          04/02/03